Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2017	$182,557
2018	218,202
2019	138,512
2020	110,092
2021	101,462
2022 and thereafter	164,623
Total	$915,448